Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 156,489,300		$ 88,841,826	$ 72,026,251	$ 68,747,376
Sundry debtors	33,212,297		26,789,620
Investments in associates	2,663,602		2,692,938
Other assets	39,518,631		32,330,944
Financial liabilities measured at fair value			(108,972,467)
Suppliers	(404,407,261)		(505,989,382)
Accounts and accrued expenses payable	(80,752,543)		(72,773,222)
Debt	(1,860,622,572)	$ (143,403,700)	(1,745,481,072)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(111,575,663)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,953,988		9,203,958
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	962,783		962,783
Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	31,759,990		35,279,002
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	13,916,771		10,166,741
Cash and cash equivalents	156,489,300		88,841,826
Customers	132,855,625		126,733,175
Officials and employees	6,306,334		5,541,324
Sundry debtors	33,212,297		26,789,620
Investments in associates	2,663,602		2,692,938
Notes receivable	1,059,789		1,021,778
Other assets	9,280,168		7,927,877
Financial assets not measured at fair value	374,146,050		295,423,891
Financial liabilities measured at fair value	(111,575,663)		(108,972,467)
Suppliers	(404,407,261)		(505,989,382)
Accounts and accrued expenses payable	(80,752,543)		(72,773,222)
Leases	(46,470,590)		(46,825,266)
Debt	(2,053,452,343)		(1,978,772,255)
Total	(2,585,082,737)		(2,604,360,125)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(404,407,261)		(505,989,382)
Accounts and accrued expenses payable	(80,752,543)		(72,773,222)
Leases	(46,470,590)		(46,825,266)
Debt	(2,053,452,343)		(1,978,772,255)
Total	(2,585,082,737)		(2,604,360,125)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(111,575,663)		(108,972,467)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,953,988		9,203,958
Financial liabilities measured at fair value	(111,575,663)		(108,972,467)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(111,575,663)		(108,972,467)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	962,783		962,783
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	156,489,300		88,841,826
Customers	132,855,625		126,733,175
Officials and employees	6,306,334		5,541,324
Sundry debtors	33,212,297		26,789,620
Investments in associates	2,663,602		2,692,938
Notes receivable	1,059,789		1,021,778
Other assets	9,280,168		7,927,877
Financial assets not measured at fair value	374,146,050		295,423,891
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,953,988		9,203,958
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,953,988		9,203,958
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	962,783		962,783
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	962,783		962,783
Total carrying amount | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	32,278,935		35,875,353
Total carrying amount | Mexican Government Bonds | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	32,278,935		35,875,353
Level 1 | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	31,759,990		35,279,002
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt	(1,860,622,572)		(1,745,481,072)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(111,575,663)		(108,972,467)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,953,988		9,203,958
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 962,783		$ 962,783